VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.1%
Communication Services—1.7%
Comcast Corp. Class A	233,444	$ 10,351
Consumer Discretionary—3.6%
Best Buy Co., Inc.	75,478	5,243
Home Depot, Inc. (The)	19,936	6,024
NIKE, Inc. Class B	60,594	5,794
Wendy’s Co. (The)	199,682	4,076
		21,137

Consumer Staples—2.0%
Tyson Foods, Inc. Class A	229,211	11,573
Energy—5.7%
EOG Resources, Inc.	49,850	6,319
ONEOK, Inc.	91,426	5,799
Ovintiv, Inc.	170,841	8,127
Pioneer Natural Resources Co.	35,000	8,034
TC Energy Corp.	166,955	5,745
		34,024

Financials—25.2%
Allstate Corp. (The)	57,615	6,419
Bank of America Corp.	850,331	23,282
Blackstone Mortgage Trust, Inc. Class A	264,428	5,751
Capital One Financial Corp.	58,265	5,655
Citigroup, Inc.	224,475	9,233
Intercontinental Exchange, Inc.	53,409	5,876
Jack Henry & Associates, Inc.	40,977	6,193
JPMorgan Chase & Co.	40,052	5,808
MarketAxess Holdings, Inc.	26,902	5,747
Mastercard, Inc. Class A	21,615	8,558
MetLife, Inc.	107,425	6,758
Morgan Stanley	66,598	5,439
MSCI, Inc. Class A	21,835	11,203
Nasdaq, Inc.	262,006	12,731
PNC Financial Services Group, Inc. (The)	107,834	13,239
Truist Financial Corp.	404,207	11,565
	Shares	Value

Financials—continued
U.S. Bancorp	174,269	$ 5,761
		149,218

Health Care—13.4%
Abbott Laboratories	61,070	5,915
Agilent Technologies, Inc.	158,407	17,713
Humana, Inc.	27,399	13,330
Medtronic plc	76,433	5,989
Teleflex, Inc.	52,967	10,403
Thermo Fisher Scientific, Inc.	30,050	15,211
Zoetis, Inc. Class A	62,485	10,871
		79,432

Industrials—13.2%
Genpact Ltd.	261,185	9,455
L3Harris Technologies, Inc.	71,564	12,461
MonotaRO Co., Ltd. Unsponsored ADR	1,087,562	11,539
Paycom Software, Inc.	41,845	10,849
RB Global, Inc.	194,480	12,155
Stanley Black & Decker, Inc.	133,847	11,187
TransUnion	151,305	10,862
		78,508

Information Technology—5.6%
Apple, Inc.	27,917	4,780
Intuit, Inc.	45,722	23,361
Microsoft Corp.	16,518	5,215
		33,356

Materials—5.1%
Ball Corp.	171,923	8,558
Celanese Corp. Class A	50,095	6,288
FMC Corp.	83,748	5,608
Pan American Silver Corp.	318,850	4,617
Sealed Air Corp.	147,952	4,862
		29,933

Real Estate—14.2%
Alexandria Real Estate Equities, Inc.	227,556	22,778
Crown Castle, Inc.	183,478	16,886
	Shares	Value

Real Estate—continued
Extra Space Storage, Inc.	25,402	$ 3,088
Invitation Homes, Inc.	197,034	6,244
Mid-America Apartment Communities, Inc.	45,086	5,800
Rexford Industrial Realty, Inc.	477,800	23,580
Sun Communities, Inc.	47,500	5,621
		83,997

Utilities—9.4%
American Water Works Co., Inc.	48,308	5,982
Eversource Energy	342,170	19,897
NextEra Energy, Inc.	288,444	16,525
UGI Corp.	274,463	6,313
Xcel Energy, Inc.	120,169	6,876
		55,593

Total Common Stocks (Identified Cost $598,307)		587,122

Total Long-Term Investments—99.1% (Identified Cost $598,307)		587,122

TOTAL INVESTMENTS—99.1% (Identified Cost $598,307)		$587,122
Other assets and liabilities, net—0.9%		5,346
NET ASSETS—100.0%		$592,468

Abbreviations:
ADR	American Depositary Receipt
MSCI	Morgan Stanley Capital International

Country Weightings†
United States	92%
Canada	4
Japan	2
Ireland	1
Bermuda	1
Total	100%
† % of total investments as of September 30, 2023.
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$587,122	$587,122
Total Investments	$587,122	$587,122
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2023.
There were no transfers into or out of Level 3 related to securities held at September 30, 2023.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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